Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Outstanding Stock Options
The following table presents information regarding outstanding stock options as of December 31, 2011 and changes during the year then ended with regard to stock options:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted- Average Remaining Contractual Life
Beginning of year	13,259,245	$21.88
Granted	5,138,070	11.28
Exercised	(14,060)	6.66
Forfeited	(1,035,324)	13.71
Expired	(281,530)	21.47
End of year	17,066,401	$19.21	$0.02	7 years
Options exercisable at year-end	6,243,375	$29.42	$0.02	6 years

Weighted-Average Assumptions
Our weighted-average assumptions are as follows:

	2011	2010	2009
Risk-free interest rate	1.7%	1.8%	1.8%
Expected stock price volatility	65.7%	67.0%	66.2%
Expected term until exercise (years)	4	4	5
Expected dividends	—%	—%	—%

Outstanding Restricted Stock Units
The following table presents information regarding outstanding restricted stock units as of December 31, 2011 and changes during the year then ended:

	Restricted Stock Units	Aggregate Intrinsic Value (in millions)	Weighted-Average Remaining Contractual Life
Beginning of year	4,017,290
Granted	2,358,256
Converted	(1,380,246)
Forfeited	(303,141)
End of year	4,692,159	$22.1	2.5 years

Stock-Based Compensation Expense Allocation
Stock-based compensation expense recorded for the years ended December 31, 2011, 2010 and 2009 was allocated as follows:

	2011	2010	2009
In millions
Cost of goods sold	$5.9	$5.7	$6.8
Marketing and administration	32.5	40.8	27.3
Research and development	5.0	4.7	3.2
Stock-based employee compensation	$43.4	$51.2	$37.3